FINANCIAL INSTRUMENTS 3 (Details)	12 Months Ended
	Dec. 31, 2013 7.84% to 8.04% First Preferred Mortgage Term Notes	Dec. 31, 2013 4.5% convertible bond due 2015	Mar. 26, 2010 4.5% convertible bond due 2015
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
Stated interest rate (in hundredths)		4.50%	4.50%